UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22432

OXFORD LANE CAPITAL CORP.

(Name of Registrant)

8 Sound Shore Drive, Suite 255
Greenwich, CT 06830
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Oxford Lane Capital Corp. (the “Company”) to be redeemed:

6.25% Series 2027 Term Preferred Stock (CUSIP: 691543607; NasdaqGS: OXLCP) (the “Preferred Shares”).

(2)	Date on which the securities are to be redeemed:

The Preferred Shares will be redeemed on June 1, 2026 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 2.5(c) of, and Annex B to, the Company’s Articles Supplementary Establishing and Fixing the Rights and Preferences of Term Preferred Shares, dated as of March 13, 2026 (the “Articles Supplementary”), which supplement the Company’s Articles of Amendment and Restatement, as amended.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

In accordance with the Articles Supplementary, the Company will redeem all 724,806 of the outstanding Preferred Shares (the “Shares”) at a price of $25.00 per Preferred Share, which represents the liquidation preference price of $25 per Preferred Share. As of the Redemption Date, all dividends to, but excluding, the Redemption Date have been paid with respect to the Shares. The dividends on the Preferred Shares to be redeemed will cease to accumulate from and after the Redemption Date.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of April, 2026.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
	Name:	Jonathan H. Cohen
	Title:	Chief Executive Officer